Supplement Dated July 21, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

On June 3-4, 2014, Jackson National Asset Management, LLC recommended and the Board of Managers of the JNL Variable Fund LLC ("Board") approved the closure of the following fund to investors, as outlined below, effective September 15, 2014:

Fund to be Closed to Separate Account Investors; but Available to Funds of Funds*:

-	JNL/Mellon Capital Communications Sector Fund

Distributions of dividends and realized capital gains will continue to automatically be reinvested in additional shares.

The following only applies to variable annuity products:

*Please note that the Investment Division of the JNL/Mellon Capital Communications Sector Fund has been closed, but will continue to be available as an Underlying Fund to the Fund of Funds.

For additional information, please see the Supplement dated July 21, 2014 to the product prospectuses.

This Supplement is dated July 21, 2014.

Supplement Dated July 21, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Variable Fund

Please note that all changes apply to your variable annuity and/or variable life product(s).

On page 30, in the section entitled, "Managers and Officers of the JNL Variable Fund," please delete the current officer information for William Harding in its entirety and replace with the following:

Name, Address and (Age)	Position(s) Held with the JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
William Harding (39) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (07/2014 to present); Vice President of the Adviser (10/2012 to 06/2014); Vice President of Curian Capital, LLC (02/2013 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (05/2014 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

This Supplement is dated July 21, 2014.